Debentures (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Par Value	$ 205,590	$ 165,766
Unamortized debt premium (discount) and issuance costs, net	(833)	(105)
Current maturities	31,362	55,822
Total long-term debentures, net of current maturities	175,411	114,902
Short-term accrued interest	2,016	5,063
Total short-term and long-term debentures	$ 206,773	$ 170,724
Formula's Series A Secured Debentures (2.8%) [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Effective Interest rate	2.40%	2.40%	2.40%	2.40%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency | ₪			₪ 171,056	₪ 205,266
Par Value	$ 49,497	$ 54,769
Unamortized debt premium (discount) and issuance costs, net	519	684
Current maturities	9,899	9,128
Total long-term debentures, net of current maturities	40,117	46,325
Short-term accrued interest	686	758
Total short-term and long-term debentures	$ 50,702	$ 56,211
Formula's Series B Convertible Debentures (2.74%) [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Effective Interest rate		3.65%		3.65%
Currency		NIS (Linked to fix rate of USD)
Par value in issuance currency | ₪				₪ 125,000
Par Value		$ 31,812
Unamortized debt premium (discount) and issuance costs, net		(79)
Current maturities		31,812
Total long-term debentures, net of current maturities
Short-term accrued interest		2,971
Total short-term and long-term debentures		$ 34,704
Sapiens' Series B Debentures (3.37%) [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Effective Interest rate	3.69%	3.69%	3.69%	3.69%
Currency	NIS (Unlinked)	NIS (Linked to fix rate of USD)
Par value in issuance currency | ₪			₪ 245,000	₪ 280,000
Par Value	$ 69,287	$ 79,185
Unamortized debt premium (discount) and issuance costs, net	(539)	(710)
Current maturities	9,898	9,898
Total long-term debentures, net of current maturities	58,850	68,577
Short-term accrued interest	1,167	1,334
Total short-term and long-term debentures	$ 69,915	$ 79,809
Formula’s Series C Secured Debentures (2.3%) [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Effective Interest rate	2.50%		2.50%
Currency	NIS (Linked to fix rate of USD)
Par value in issuance currency | ₪			₪ 300,000
Par Value	$ 86,806
Unamortized debt premium (discount) and issuance costs, net	(813)
Current maturities	9,549
Total long-term debentures, net of current maturities	76,444
Short-term accrued interest	163
Total short-term and long-term debentures	$ 86,156